Cover	May 05, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 5, 2020, Activision Blizzard, Inc. (the “Company”) issued a press release (the “Press Release”) announcing the Company’s financial results for the quarter ended March 31, 2020, which was attached as Exhibit 99.1 to a Current Report on Form 8-K filed by the Company on the same date (the “Original Report”). The Company is filing this Form 8-K/A to correct a table attached to the Press Release that is titled EBITDA and Adjusted EBITDA. Specifically, in the final row of the table, “Change in deferred net revenues and related cost of revenues,” the $171 million shown for the three months ended March 31, 2020, was inadvertently reflected as a positive number rather than a negative number. This also resulted in an incorrect amount being shown for the trailing twelve months ended March 31, 2020.
Document Period End Date	May 05, 2020
Entity File Number	001-15839
Entity Registrant Name	ACTIVISION BLIZZARD, INC.
Entity Central Index Key	0000718877
Entity Tax Identification Number	95-4803544
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3100 Ocean Park Boulevard
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	255-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.000001 per share
Trading Symbol	ATVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false